Risk management (Tables)	12 Months Ended
Dec. 31, 2024
Risk Management [Abstract]
Disclosure of main credit risk aggregates arising on customer business
Below are the main aggregates relating to credit risk from our activities with customers:

Main credit risk performance metrics from activity with customersA
December data
	Credit risk with customers (EUR million)B			Credit impaired (EUR million)			NPL ratio (%)
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Europe	640,094	624,696	639,996	13,774	14,495	15,186	2.15%	2.32%	2.37%
Spain	285,883	278,569	293,197	7,672	8,529	9,598	2.68%	3.06%	3.27%
UK	248,061	247,360	253,455	3,299	3,518	3,059	1.33%	1.42%	1.21%
Portugal	41,418	39,503	41,755	993	1,024	1,247	2.40%	2.59%	2.99%
Poland	44,704	39,329	33,350	1,636	1,397	1,268	3.66%	3.55%	3.80%
North America	198,607	190,720	185,614	8,375	7,805	5,629	4.22%	4.09%	3.03%
US	148,643	137,893	140,452	7,012	6,303	4,571	4.72%	4.57%	3.25%
Mexico	49,927	52,785	45,107	1,352	1,489	1,047	2.71%	2.82%	2.32%
South America	171,301	177,380	167,348	9,287	10,142	10,381	5.42%	5.72%	6.20%
Brazil	104,519	113,937	101,801	6,418	7,479	7,705	6.14%	6.56%	7.57%
Chile	44,590	46,565	47,811	2,394	2,332	2,384	5.37%	5.01%	4.99%
Argentina	8,411	3,903	5,844	173	78	122	2.06%	1.99%	2.08%
DCB Europe	141,312	135,608	125,339	3,527	2,877	2,583	2.50%	2.12%	2.06%
Corporate Centre	5,959	5,494	5,824	301	301	894	5.06%	5.48%	15.35%
Total Group	1,157,274	1,133,898	1,124,121	35,265	35,620	34,673	3.05%	3.14%	3.08%

	NPL coverage ratio (%)			Net loan-loss provisionsC (EUR million)			Cost of risk (%/risk)D
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Europe	50%	49%	52%	1,862	2,533	2,396	0.32%	0.44%	0.39%
Spain	53%	49%	51%	1,259	1,522	1,618	0.50%	0.62%	0.61%
UK	29%	30%	34%	64	247	316	0.03%	0.10%	0.12%
Portugal	79%	83%	79%	11	77	17	0.03%	0.20%	0.04%
Poland	62%	73%	74%	511	674	440	1.38%	2.08%	1.43%
North America	70%	74%	93%	3,786	3,733	2,538	2.04%	2.05%	1.49%
US	64%	68%	90%	2,507	2,593	1,744	1.82%	1.92%	1.35%
Mexico	100%	100%	107%	1,277	1,135	788	2.64%	2.43%	1.95%
South America	77%	78%	76%	5,478	5,401	5,041	3.50%	3.36%	3.32%
Brazil	83%	85%	80%	4,487	4,701	4,417	4.51%	4.77%	4.79%
Chile	50%	53%	56%	497	365	399	1.19%	0.80%	0.93%
Argentina	177%	166%	180%	284	150	132	4.59%	6.64%	2.91%
DCB Europe	83%	88%	93%	1,209	792	544	0.88%	0.62%	0.45%
Corporate Centre	25%	33%	2%	(3)	(2)	(10)	(0.05%)	(0.04%)	(0.14%)
Total Group	65%	66%	68%	12,333	12,458	10,509	1.15%	1.18%	0.99%
A. Management perimeter according to the reported segments.
B. Includes gross loans and advances to customers, guarantees and documentary credits.
C. Loan-loss provisions net of post write-off recoveries (EUR 1,606 million).
D. Provisions to cover losses due to impairment of loans in the last 12 months / average customer loans and advances of the last 12 months.

Schedule of exposure and impairment losses by stage	In addition, depending on the transactions credit quality, the exposure is divided into four categories according to Standard & Poor's rating scale:

Exposure and loan-loss reserves by stage
EUR million
	2024
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	108,977	2,599	—	111,576
From A+ to BB	431,544	16,600	—	448,144
From BB- to B-	288,302	45,129	—	333,431
CCC and below	10,431	17,088	32,901	60,421
Total exposure B	839,255	81,416	32,901	953,572
Loan-losses reservesC	3,276	4,715	13,669	21,661

Exposure and loan-loss reserves by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	147,065	2,261	—	149,326
From A+ to BB	421,449	13,910	—	435,359
From BB- to B-	262,954	41,237	—	304,191
CCC and below	11,829	19,376	33,838	65,043
Total exposureB	843,297	76,784	33,838	953,919
Loan-losses reservesC	3,592	5,055	14,131	22,778

Exposure and loan-loss reserves by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	172,440	1,506	—	173,946
From A+ to BB	394,084	10,601	—	404,685
From BB- to B-	272,456	32,653	—	305,109
CCC and below	11,799	21,436	32,608	65,843
Total exposure B	850,779	66,196	32,608	949,583
Loan-losses reservesC	3,807	5,195	13,852	22,854
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).
In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and loan-loss reserves by stage
EUR million
	2024
Credit qualityA	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	32,012	1,184	—	33,196
From A+ to BB	159,970	10,916	—	170,886
From BB- to B-	17,594	11,175	—	28,769
CCC and below	12	695	3,292	3,999
Total exposureB	209,588	23,969	3,292	236,849
Loan-loss reservesC	166	401	400	967

Exposure and loan-loss reserves by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	46,236	1,273	—	47,509
From A+ to BB	145,884	10,850	—	156,734
From BB- to B-	13,588	13,995	—	27,583
CCC and below	—	—	3,518	3,518
Total exposure B	205,708	26,118	3,518	235,344
Loan-loss reservesC	172	498	396	1,066

Exposure and loan-loss reserves by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	85,930	827	—	86,757
From A+ to BB	118,585	7,547	—	126,132
From BB- to B-	16,831	11,093	—	27,924
CCC and below	220	978	3,059	4,257
Total exposure B	221,566	20,445	3,059	245,070
Loan-loss reservesC	166	529	337	1,032
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).
In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and loan-loss reserves by stage
EUR million
	2024
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	35,347	110	—	35,456
From A+ to BB	104,197	1,124	—	105,322
From BB- to B-	37,413	8,844	—	46,257
CCC and below	2,084	3,199	6,618	11,900
Total exposureB	179,041	13,277	6,618	198,936
Loan-loss reservesC	340	570	2,953	3,863

Exposure and loan-loss reserves by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	46,827	48	—	46,875
From A+ to BB	101,079	780	—	101,859
From BB- to B-	33,905	9,789	—	43,694
CCC and below	1,513	4,517	7,536	13,566
Total exposureB	183,324	15,134	7,536	205,994
Loan-loss reservesC	300	663	2,959	3,922

Exposure and loan-loss reserves by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	37,133	447	—	37,580
From A+ to BB	107,667	282	—	107,949
From BB- to B-	46,296	6,388	—	52,684
CCC and below	336	5,008	13,762	19,106
Total exposureB	191,349	12,351	8,893	212,593
Loan-loss reservesC	507	666	3,472	4,645
A.Detail of credit quality ratings calculated for Group management purposes. Excluding the SCIB branches business
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).
The detail of Santander Bank, National Association exposure and loan-loss reserves associated with each of the stages at 31 December, 2024, 2023 and 2022 is shown below. In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and loan-loss reserves by stage
EUR million
	2024
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	4,215	277	—	4,492
From A+ to BB	21,422	930	—	22,352
From BB- to B-	21,899	3,855	—	25,754
CCC and below	33	482	1,130	1,645
Total exposureB	47,569	5,544	1,130	54,243
Loan-loss reservesC	292	364	182	838

Exposure and loan-loss reserves by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	4,834	76	—	4,910
From A+ to BB	20,468	459	—	20,926
From BB- to B-	25,312	3,439	—	28,751
CCC and below	52	450	894	1,396
Total exposureB	50,665	4,424	894	55,983
Loan-loss reservesC	409	335	141	885

Exposure and loan-loss reserves by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	6,884	145	—	7,029
From A+ to BB	20,768	366	—	21,134
From BB- to B-	30,359	2,225	—	32,584
CCC and below	308	558	459	1,325
Total exposure B	58,319	3,294	459	62,072
Loan-loss reservesC	392	241	74	707
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

Exposure and loan-loss reserves by stage
EUR million
	2024
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	—	—	—	—
From A+ to BB	202	—	—	202
From BB- to B-	12,802	451	—	13,253
CCC and below	7,259	4,226	5,729	17,214
Total exposure B	20,263	4,677	5,729	30,669
Loan-loss reservesC	630	1,006	1,908	3,543

Exposure and loan-loss reserves by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	—	—	—	—
From A+ to BB	99	—	—	99
From BB- to B-	12,120	395	—	12,515
CCC and below	6,754	4,237	5,272	16,263
Total exposure B	18,973	4,632	5,272	28,877
Loan-loss reservesC	597	1,019	1,712	3,327

Exposure and loan-loss reserves by stage
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	—	—	—	—
From A+ to BB	171	0	—	171
From BB- to B-	14,564	512	—	15,076
CCC and below	7,735	5,108	3,870	16,713
Total exposure B	22,470	5,620	3,870	31,960
Loan-loss reservesC	672	1,232	1,452	3,356
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

Exposure and loan-loss reserves
EUR million	2024
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	19,557	970	—	20,527
From A+ to BB	32,824	1,637	—	34,461
From BB- to B-	33,655	5,285	—	38,940
CCC and below	423	2,808	6,382	9,613
Total exposureB	86,458	10,700	6,382	103,540
Loan-loss reservesC	687	860	3,766	5,313

Exposure and loan-loss reserves
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	20,670	468	—	21,138
From A+ to BB	38,869	751	—	39,620
From BB- to B-	36,107	4,177	—	40,284
CCC and below	1,153	3,735	7,479	12,367
Total exposureB	96,799	9,131	7,479	113,409
Loan-loss reservesC	722	1,078	4,538	6,338

Exposure and loan-loss reserves
EUR million
	2022
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	18,033	41	—	18,074
From A+ to BB	35,902	342	—	36,244
From BB- to B-	31,269	3,195	—	34,464
CCC and below	432	4,547	7,705	12,684
Total exposureB	85,636	8,125	7,705	101,466
Loan-loss reservesC	575	1,219	4,334	6,128
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

Schedule of evolution projection based on main macroeconomic indicators	The evolution forecasted in 2024 for the next five years of the main macroeconomic indicators used by Santander UK to estimate expected losses is presented below:

	2025 - 2029
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario
Interest rate	2.5%	3.5%	3.5%	3.1%
Unemployment rate	7.4%	5.4%	4.2%	4.1%
Housing price change	-3.0%	0.1%	3.1%	4.6%
GDP growth	0.5%	0.6%	1.4%	2.4%
The projected evolution for a period of five years of the main macroeconomic indicators used by Santander Spain for estimating expected losses as of 2024, is presented below:

	2025-2029
Variables	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate	3.3%	2.7%	2.5%
Unemployment rate	12.5%	10.1%	8.9%
Housing price change	-0.7%	2.9%	4.1%
GDP growth	0.3%	1.7%	2.8%
The evolution projected in 2024 for a period of five years of the main macroeconomic indicators used Santander Bank, National Association to estimate expected losses is presented below:

	2025 - 2029
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario
Interest rate (annual averaged)	1.9%	2.7%	3.4%	3.2%
Unemployment rate	6.3%	4.8%	4.2%	3.3%
House price change	-0.1%	0.4%	1.1%	1.9%
GDP growth	1.7%	2.0%	2.0%	2.6%
Manheim growthA	-1.2%	-0.5%	-0.3%	0.2%
A. US used vehicle price car index.
The evolution forecasted in 2024 for a period of five years of the main macroeconomic indicators used by in SC USA in the estimation of expected losses is shown below:

	2025 - 2029
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario
Interest rate (annual averaged)	1.9%	2.7%	3.4%	3.2%
Unemployment rate	6.3%	4.8%	4.2%	3.3%
House price change	-0.1%	0.4%	1.1%	1.9%
GDP growth	1.7%	2.0%	2.0%	2.6%
ManheimA index	-1.2%	-0.5%	-0.3%	0.2%
A. US used vehicle price car index.
The evolution for a period of five years of the main macroeconomic indicators used to estimate the expected losses in Santander Brazil is as follows:

	2025-2029
Variables	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate (annual averaged)	10.3%	9.4%	7.1%
Unemployment rate	9.4%	7.4%	5.7%
House price change	-0.1%	3.4%	6.8%
GDP growth	0.3%	1.9%	3.2%
Burden income	25.6%	23.9%	21.5%

Schedule of weights used for current political and economic positions	In addition, at 31 December 2024, 2023 and 2022, the weights used by Santander UK reflect the future prospects of the British economy in relation to its current political and economic position so that higher weights are assigned for negative scenarios:

	2024	2023	2022
Pessimistic scenario 3		20%	20%
Pessimistic scenario 2	10%	10%	10%
Pessimistic scenario 1	25%	10%	15%
Base scenario	50%	50%	50%
Optimistic scenario	15%	10%	5%
As for its allocation, Santander Spain associates the Base scenario with the highest weight, while associating the lower weights to the most extreme scenarios:

	2024	2023	2022
Pessimistic scenario	30%	30%	30%
Base scenario	40%	40%	40%
Optimistic scenario 1	30%	30%	30%
As for its allocation, Santander Bank, National Association associates the highest weighting to the Base scenario, while associates the lowest weightings to the most extreme scenarios:

	2024	2023	2022
Pessimistic scenario 2	17.5%	17.5%	17.5%
Pessimistic scenario 1	20.0%	20.0%	20.0%
Base scenario	32.5%	32.5%	32.5%
Optimistic scenario	30.0%	30.0%	30.0%
Each of the macroeconomic scenarios is associated with a given weight. Santander Consumer USA Inc. associates the highest weighting to the Base scenario, whereas it associates the lowest weightings to the most extreme or acid scenarios:

	2024	2023	2022
Pessimistic scenario 2	17.5%	17.5%	17.5%
Pessimistic scenario 1	20.0%	20.0%	20.0%
Base scenario	32.5%	32.5%	32.5%
Optimistic scenario	30.0%	30.0%	30.0%
Regarding its assignation, Brazil links the highest weight to the base scenario whilst links the lowest weights to the most extreme scenarios:

	2024	2023	2022
Pessimistic scenario	12.5%	10%	10%
Base scenario	75.0%	80%	80%
Optimistic scenario	12.5%	10%	10%

Disclosure of sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios, as of December 2024, is as follows:

	Change in Provision
	Mortgages	Corporates
GDP Growth
-100 bp	10.8%	3.4%
100 bp	-4.8%	-1.7%
Housing price change
-100 bp	6.6%	5.4%
100 bp	-3.7%	-2.2%
Unemployment rate
-100 bp	-9.5%	-3.4%
100 bp	22.5%	7.4%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios, at December 31 2024, is as follows:

	Change in Provision
	Mortgages	Corporates	Others
GDP Growth
-100 bp	2.3%	4.9%	2.1%
100 bp	-1.0%	-4.2%	-1.1%
Housing price change
-100 bp	1.6%	8.0%	1.9%
100 bp	-1.3%	-2.8%	-0.7%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios as of 2024 is as follows:

	Change in Provision
	Mortgages	Corporates	Auto
GDP Growth
-100 bp	13.5%	8.3%	2.3%
100 bp	-10.5%	-6.2%	-1.8%
Housing price change
-100 bp	24.9%	12.5%	3.3%
100 bp	-11.0%	-6.1%	-1.8%
Unemployment rate
-100 bp	-43.1%	-20.7%	-5.8%
100 bp	54.3%	28.6%	9.0%
Manheim index
-100 bp	—	—	1.4%
100 bp	—	—	-1.1%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios at the end of 2024 is as follows:

Change in provision
SC Auto
Manheim index
-100 bp	0.7%
100 bp	-0.6%
Unemployment Rate
-100 bp	-3.1%
100 bp	4.5%
House Price Change
-100 bp	1.7%
100 bp	-0.9%
GDP growth
-100 bp	1.1%
100 bp	-0.9%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios is at the end of 2024 as follows:

	Change in provision
	Consumer	Corporate	Other
GDP growth
-100 bp	1.3%	3.7%	2.1%
100 bp	-0.6%	-2.0%	-0.9%
Unemployment rate
-100 bp	-1.8%	-4.9%	-2.6%
100 bp	3.1%	5.8%	4.7%
Interest rate (SELIC)
-100 bp	-0.5%	-1.0%	-0.9%
100 bp	1.9%	3.4%	2.9%

Schedule of exposure to risk	These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognized:

EUR thousand
	2024			2023
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Ana Botín	—	—	—	26	—	26
Héctor Grisi	—	—	—	8	—	8
José Antonio Álvarez	—	—	—	4	—	4
Glenn Hutchins	—	—	—	—	—	—
Antonio Francesco Weiss B	—	—	—	—	—	—
Belén Romana	—	—	—	—	—	—
Bruce Carnegie-Brown A	—	—	—	—	—	—
Germán de la Fuente	—	—	—	—	—	—
Gina Díez Barroso	5	—	5	1	—	1
Henrique de Castro	—	—	—	—	—	—
Homaira Akbari	—	—	—	—	—	—
Javier Botín	—	—	—	4	—	4
Juan Carlos Barrabés C	138	—	138	—	—	—
Luis Isasi	—	—	—	—	—	—
Pamela Walkden	—	—	—	—	—	—
Ramiro Mato D	—	—	—	—	—	—
Sol Daurella	—	—	—	51	—	51
	143	—	143	94	—	94
A.Ceased as director of Banco Santander, S.A. on 22 March 2024.
B.Director since 27 June 2024.
C.Director since 27 June 2024.
D.Ceased as director of Banco Santander, S.A. on 27 June 2024 .

	2024
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	59,316	789
Without mortgage collateral	208	11
With mortgage collateral	59,108	778

	2023
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	61,097	924
Without mortgage collateral	215	16
With mortgage collateral	60,882	908

	2022
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	63,688	1,088
Without mortgage collateral	288	24
With mortgage collateral	63,400	1,064

	2024
EUR Million	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development (including land) (business in Spain)	2,545	278	28
Of which impaired	58	6	21
Memorandum items written-off assets	338

Memorandum items: Data from the public consolidated balance sheet
2024
EUR Million	Carrying amount
Total loans and advances to customers excluding the Public sector (business in Spain) (Book value)	235,824
Total consolidated assets (Total business) (Book value)	1,837,081
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,132
The following table shows the detail of the assets foreclosed by the businesses in Spain at the end of 2024:

	2024
EUR Million	Gross carrying amount	Valuation adjustments	Of which impairment losses on assets since time of foreclosure	Net Carrying amount
Property assets arising from financing provided to construction and property development companies	4,329	2,456	1,804	1,873
Of which:
Completed buildings	707	452	382	255
Residential	197	106	87	91
Other	510	346	295	164
Buildings under construction	95	41	30	54
Residential	—	—	—	—
Other	95	41	30	54
Land	3,527	1,963	1,392	1,564
Developed land	1,000	533	318	467
Other land	2,527	1,430	1,074	1,097
Property assets from home purchase mortgage loans to households	390	183	123	207
Other foreclosed property assets	104	53	42	51
Total property assets	4,823	2,692	1,969	2,131

	2024					2023
	Portfolio
	Financial assets held for trading and Financial assets designated as FV with changes in results	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost	Non-trading financial assets mandatory at fair value through profit or loss	Total net direct exposure	Total net direct exposure
Spain	8,096	3,841	44,356	—	56,293	39,627
Portugal	89	1,240	6,323	—	7,652	6,859
Italy	4,830	452	7,633	—	12,915	5,594
Greece	—	—	—	—	—	—
Ireland	—	—	—	—	—	—
Rest Eurozone	595	567	5,050	—	6,212	8,124
UK	375	1,376	7,021	—	8,772	3,787
Poland	434	5,570	8,282	—	14,286	11,267
Rest of Europe	(6)	424	536	—	954	2,793
US	5,630	4,560	14,736	—	24,926	21,304
Brazil	9,185	13,824	3,632	—	26,641	27,733
Mexico	6,051	8,964	6,627	—	21,642	20,825
Chile	316	1,425	5,159	—	6,900	6,285
Rest of America	190	1,745	2,496	—	4,431	2,250
Rest of the World	15	3,502	3,486	—	7,003	4,527
Total	35,800	47,490	115,337	—	198,627	160,975
[1] Risks with domestic public or private borrowers in foreign currency and originated outside the country.
[2] Countries that are not considered low risk by Banco de España.

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2024
	Total
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	23	9	9	2	2	—	4
Other financial institutions and: individual shareholder	946	70	605	306	199	52	93
Non-financial institutions and individual shareholder	543,934	5,515	47,854	6,668	3,678	1,398	3,011
Of which financing for constructions and property development	12,688	103	1,765	828	672	30	171
Other warehouses	3,308,884	4,534	483,714	10,040	4,375	3,754	4,038
Total	3,853,787	10,128	532,182	17,016	8,254	5,204	7,146
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2024
Of which, non-performing/Doubtful
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	8	3	7	1	1	—	3
Other financial institutions and: individual shareholder	574	21	512	125	70	14	85
Non-financial institutions and individual shareholder	353,838	2,956	31,259	3,106	1,622	543	2,624
Of which financing for constructions and property development	8,789	64	1,116	218	154	20	127
Other warehouses	2,073,312	2,623	285,857	5,850	2,188	2,299	3,285
Total	2,427,732	5,603	317,635	9,082	3,881	2,856	5,997
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—
The balance sheet items in the Group’s consolidated position that are subject to market risk are shown below, distinguishing those positions for which the main risk metric is VaR from those for which risk monitoring is carried out using other metrics:

Risk metric values on the consolidated balance sheet
EUR million
		Main market risk metric
	Balance sheet amount	VaR	Other	Main risk factor for 'Other' balance
Assets subject to market risk
Cash, cash balances at central banks and other deposits on demand	192,208		192,208	Interest rate
Financial assets held for trading	230,253	230,253
Non-trading financial assets mandatorily at fair value through profit or loss	6,130	4,641	1,489	Interest rate, spread
Financial assets designated at fair value through profit or loss	7,915		7,915	Interest rate, spread
Financial assets designated at fair value through other comprehensive income	89,898	2,193	87,705	Interest rate, spread
Financial assets at amortized cost	1,203,707		1,203,707	Interest rate, spread
Hedging derivatives	5,672		5,672	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest risk	(704)		(704)	Interest rate
Other assets	102,002
Total assets	1,837,081

Liabilities subject to market risk
Financial liabilities held for trading	152,151	152,151
Financial liabilities designated at fair value through profit or loss	36,360		36,360	Interest rate, spread
Financial liabilities at amortized cost	1,484,322		1,484,322	Interest rate, spread
Hedging derivatives	4,752		4,752	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(9)		(9)	Interest rate
Other liabilities	52,178
Total liabilities	1,729,754
Equity	107,327

Disclosure of concentrations
Breakdown of the credit with mortgage guarantee to households for house acquisition, according to the percentage that the total risk represents on the amount of the latest available valuation (loan to value):

	2024
	Loan to value ratio
EUR Million	Less than or equal to 40%	More than 40% and less than 60%	More than 60% and less than 80%	More than 80% and less than or equal to 100%	More than 100%	Total
Gross amount	17,205	20,085	17,955	2,925	938	59,108
Of which impaired	114	167	189	130	178	778
At year-end, the distribution of this portfolio was as follows:

2024
EUR Million	Loans: gross amount
1. Without mortgage guarantee	13
2. With mortgage guarantee	2,532
2.1 Completed buildings	934
2.1.1 Residential	634
2.1.2 Other	300
2.2 Buildings and other constructions under construction	1,580
2.2.1 Residential	1,534
2.2.2 Other	46
2.3 Land	18
2.3.1 Developed consolidated land	13
2.3.2 Other land	5
Total	2,545
The detail, by activity and geographical area of the Group's risk concentration at 31 December 2024 is as follows:

EUR million
	2024A
	Total	Spain	Other EU countries	America	Rest of the world
Central banks and Credit institutions	359,739	76,925	82,039	130,073	70,702
Public sector	253,851	73,743	71,610	98,828	9,670
Of which:
Central government	221,877	59,921	65,821	86,677	9,458
Other central government	31,974	13,822	5,789	12,151	212
Other financial institutions (financial business activity)	189,113	14,698	50,470	83,470	40,475
Non-financial companies and individual entrepreneurs (non-financial business activity) (broken down by purpose)	450,349	106,017	107,575	175,493	61,264
Of which:
Construction and property development	24,736	3,702	4,323	10,691	6,020
Civil engineering construction	5,515	2,337	1,890	1,218	70
Large companies	274,798	50,487	63,963	114,597	45,751
SMEs and individual entrepreneurs	145,300	49,491	37,399	48,987	9,423
Households – other (broken down by purpose)	568,540	86,734	110,909	146,673	224,224
Of which:
Residential	351,331	61,388	38,502	45,953	205,488
Consumer loans	199,156	17,793	70,064	95,189	16,110
Other purposes	18,053	7,553	2,343	5,531	2,626
Total	1,821,592	358,117	422,603	634,537	406,335
A.For the purposes of this table, the definition of risk includes the following items in the public balance sheet: 'Loans and advances to credit institutions', 'Loans and advances to Central Banks', 'Loans and advances to Customers', 'Debt securities', 'Equity Instruments', 'Trading Derivatives', 'Hedging derivatives', 'Investments and financial guarantees given'.
Schedule of changes in impairment losses on debt instruments
The changes in the impairment losses on debt securities are summarised below:

EUR million
	2024	2023	2022
Balance at beginning of year	286	226	215
Net impairment losses for the yearA	226	24	16
Of which:
Impairment losses charged to income	234	36	30
Impairment losses reversed with a credit to income	(8)	(12)	(14)
Assets written off	(131)	0	0
Exchange differences and other items	(32)	36	(5)
Balance at end of year	349	286	226
Of which:
By geographical location of risk:
European Union	23	22	26
America	326	264	200
A.Of the EUR 226 million corresponding to net provisions for the year ended 31 December 2024 (EUR 24 million and EUR 16 million at 31 December 2023 and 2022, respectively), EUR 227 million relates to financial assets at amortized cost (EUR 23 million and EUR 17 million at 31 December 2023 and 2022, respectively) and EUR -1 million relates to financial assets designated at fair value through other comprehensive income (EUR 1 million and EUR -1 million at 31 December 2023 and 2022, respectively).
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers during 2024, 2023 and 2022:

2024
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,596	4,954	14,238	22,788
Transfers
To stage 2 from stage 1	(626)	2,676		2,050
To stage 3 from stage 1	(385)		4,548	4,163
To stage 3 from stage 2		(1,591)	3,444	1,853
To stage 1 from stage 2	109	(725)		(616)
To stage 2 from stage 3		278	(693)	(415)
To stage 1 from stage 3	23		(156)	(133)
Net changes of the exposure and modifications in the credit risk	755	(704)	6,655	6,706
Write-offs	—	—	(13,212)	(13,212)
FX and other movements	(179)	(144)	(736)	(1,059)
Loss allowance at the end of the year	3,293	4,744	14,088	22,125

2023
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,626	5,127	13,931	22,684
Transfers
To stage 2 from stage 1	(696)	2,954		2,258
To stage 3 from stage 1	(405)		4,278	3,873
To stage 3 from stage 2		(1,820)	3,721	1,901
To stage 1 from stage 2	149	(905)		(756)
To stage 2 from stage 3		282	(920)	(638)
To stage 1 from stage 3	27		(184)	(157)
Net changes of the exposure and modifications in the credit risk	875	(557)	7,212	7,530
Write-offs	—	—	(13,847)	(13,847)
FX and other movements	20	(127)	47	(60)
Loss allowance at the end of the year	3,596	4,954	14,238	22,788

2022
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,188	5,226	13,550	22,964
Transfers
To stage 2 from stage 1	(713)	3,046		2,333
To stage 3 from stage 1	(557)		4,586	4,029
To stage 3 from stage 2		(1,802)	3,182	1,380
To stage 1 from stage 2	215	(894)		(679)
To stage 2 from stage 3		400	(933)	(533)
To stage 1 from stage 3	9		(161)	(152)
Net changes of the exposure and modifications in the credit risk	414	(1,056)	5,940	5,298
Write-offs	—	—	(12,235)	(12,235)
FX and other movements	70	207	2	279
Loss allowance at the end of the year	3,626	5,127	13,931	22,684
The changes in gross property development loans to customers were as follows:

EUR million
	2024	2023	2022
Balance at beginning of year	2,433	2,327	2,625
Foreclosed assets	—	(1)	—
Net variation	112	115	(295)
Written-off assets	—	(8)	(3)
Balance at end of year	2,545	2,433	2,327
The gross movement in foreclosed properties were as follows (EUR billion):

	EUR Billion
	2024	2023	2022
Gross additions	0.1	0.3	0.2
Disposals	(0.8)	(1.2)	(1.3)
Difference	(0.7)	(0.9)	(1.1)

Maximum exposure limits based on credit quality
Our investment strategy for sovereign risk considers country’s credit quality to set the maximum exposure limits. The following table shows the percentage of exposure by ratingA:

	2024	2023	2022
AAA	21%	18%	27%
AA	18%	19%	19%
A	41%	41%	34%
BBB	11%	12%	11%
Less than BBB	9%	10%	9%
A.Internal ratings are applied.

Disclosure of concentrations by risk factor
The following table displays the latest and average VaR values at 99% by risk factor over the last three years. It also shows the minimum and maximum VaR values in 2024 and 97.5% ES at the end of December 2024:

VaR statistics and expected shortfall by risk factorA
EUR million. VaR at 99% and ES at 97.5% with one day time horizon
	2024					2023		2022
	VaR (99%)				ES (97.5%)	VaR		VaR
	Min	Average	Max	Latest	Latest	Average	Latest	Average	Latest
Total Trading	11.6	17.1	23.0	18.7	19.6	11.7	13.5	14.1	11.6
Diversification effect	(11.0)	(19.8)	(42.1)	(27.3)	(21.8)	(14.9)	(17.1)	(14.6)	(15.5)
Interest rate	11.4	17.0	23.1	20.2	19.8	12.2	11.1	12.6	9.9
Equities	2.8	6.0	18.8	9.5	6.5	3.2	6.0	4.2	5.5
Exchange rate	2.8	5.8	11.1	5.9	7.0	5.3	4.8	4.8	3.6
Credit spread	3.6	4.9	7.0	5.3	4.9	4.3	6.1	5.4	5.8
Commodities	2.0	3.2	5.1	5.1	3.2	1.6	2.6	1.7	2.3

Total Europe	9.0	12.7	17.4	16.0	16.0	9.4	11.8	12.2	10.5
Diversification effect	(9.9)	(15.4)	(33.3)	(18.4)	(15.9)	(10.5)	(13.8)	(10.4)	(14.2)
Interest rate	8.8	12.0	17.6	14.4	15.4	9.1	8.2	10.2	10.1
Equities	3.3	5.9	16.9	8.8	6.2	2.8	5.8	3.6	5.5
Exchange rate	3.1	5.1	8.9	5.8	5.3	3.5	5.2	3.4	3.3
Credit spread	3.6	4.9	7.0	5.3	4.9	4.3	6.1	5.4	5.8
Commodities	0.1	0.2	0.3	0.1	0.1	0.2	0.3	—	—

Total North America	4.9	6.9	9.3	6.4	6.8	4.0	5.0	2.3	2.7
Diversification effect	(0.2)	(1.1)	(4.3)	(0.8)	(0.8)	(0.7)	(0.5)	(0.8)	(1.1)
Interest rate	4.7	6.9	10.0	6.6	6.9	3.7	5.0	2.2	2.7
Equities	—	0.2	1.3	0.1	0.1	0.2	—	0.1	0.1
Exchange rate	0.4	0.9	2.3	0.5	0.6	0.8	0.5	0.8	1.0

Total South America	4.4	9.0	15.0	9.5	8.0	7.3	7.0	8.0	6.2
Diversification effect	(2.5)	(6.9)	(18.1)	(5.5)	(5.2)	(6.2)	(6.6)	(5.0)	(4.2)
Interest rate	4.5	8.8	14.7	6.5	5.5	7.3	5.6	7.0	5.5
Equities	0.0	1.2	4.4	2.1	1.6	1.4	2.4	1.6	1.7
Exchange rate	0.4	2.7	8.9	1.3	3.0	3.2	3.0	2.7	0.9
Commodities	2.0	3.2	5.1	5.1	3.1	1.6	2.6	1.7	2.3
A. In South and North America, VaR levels of credit spreads and commodities are not shown separately due to their low or null materiality.
In general, the structural VaR of Grupo Santander total assets and equity is minor.

Structural VaR
EUR million. Structural VaR 99% with a temporary horizon of one day.
	2024				2023		2022
	Min	Average	Max	Latest	Average	Latest	Average	Latest
Structural VaR	620.7	747.7	910.0	687.5	705.0	749.5	664.0	538.5
Diversification effect	(237.2)	(386.4)	(575.5)	(268.6)	(416.6)	(444.7)	(417.1)	(422.4)
VaR Interest RateA	210.7	412.0	685.6	235.2	348.4	380.2	350.8	304.5
VaR Exchange Rate	526.9	571.7	629.8	594.4	580.4	642.9	493.4	461.0
VaR Equities	120.3	150.4	170.1	126.5	192.8	171.1	236.9	195.4
A. Includes credit spread VaR on ALCO portfolios.

Disclosure of high quality liquid assets

EUR million
	2024	2023	2022
	Amount weighted applicable	Amount weighted applicable	Amount weighted applicable
High-quality liquid assets-HQLAs
Cash and reserves available at central banks	188,745	217,935	127,285
Marketable assets Level 1	150,912	119,043	177,887
Marketable assets Level 2A	4,696	4,236	3,308
Marketable assets Level 2B	6,951	6,814	3,562
Total high-quality liquid assets	351,304	348,028	312,042

Disclosure of liquidity coverage ratio by component

EUR million
	2024	2023	2022
High-quality liquid assets-HQLAs (numerator)	315,524	348,028	312,042
Total net cash outflows (denominator)	206,889	209,892	204,759
Cash outflows	278,760	282,982	270,748
Cash inflows	71,871	73,090	65,989
Consolidated LCR ratio (%)	153%	166%	152%
Group LCR ratio (%)	168%
NSFR ratio (%)	126%	123%	121%

Schedule of maturity analysis of assets and guarantees received and committed
The residual maturities of the liabilities associated with the assets and guarantees received and committed are presented below, as of 31 of December of 2024 (EUR thousand million):

Residual maturities of the liabilities	Unmatured	<=1month	>1 month <=3 months	>3 months <=12 months	>1 year <=2 years	>2 years <=3 years	3 years <=5 years	5 years <=10 years	>10 years	Total
Committed assets	45.6	55.9	13.9	39.9	33.0	37.6	39.6	20.6	13.7	299.8
Guarantees received committed	40.0	60.3	16.4	38.8	3.1	0.8	0.9	0.6	0.1	161.0

Schedule of on and off-balance sheet assets provided as security in transactions to obtain liquidity
The reported Group information as required by the EBA at 2024 year-end is as follows:

On-balance-sheet encumbered assets
EUR billion
	Carrying amount of encumbered assets	Fair value of encumbered assets	Carrying amount of unencumbered assets	Fair value of unencumbered assets
Loans and advances	168.8		1,181.0
Equity instruments	9.6	9.6	13.9
Debt securities	93.8	94.3	189.7	190.6
Other assets	27.6		152.8
Total assets	299.8		1,537.2

Encumbrance of collateral received
EUR billion
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance
Collateral received	161.0	49.6
Loans and advances	1.2	—
Equity instruments	7.0	7.5
Debt securities	152.8	41.9
Other collateral received	—	0.2
Own debt securities issued other than own covered bonds or ABSs	0.1	2.3

Encumbered assets and collateral received and matching liabilities
EUR billion
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered
Total sources of encumbrance (carrying amount)	363.0	460.9

Schedule of regulatory capital	The key regulatory capital figures are indicated below:

Reconciliation of accounting capital with regulatory capital
EUR million
	2024	2023	2022
Subscribed capital	7,576	8,092	8,397
Share premium account	40,079	44,373	46,273
Reserves	76,568	69,278	62,111
Treasury shares	(68)	(1,078)	(675)
Attributable profit	12,574	11,076	9,605
Approved dividendC	(1,532)	(1,298)	(979)
Shareholders’ equity on public balance sheet	135,197	130,443	124,732
Valuation adjustments	(36,596)	(35,020)	(35,628)
Non-controlling interests	8,726	8,818	8,481
Total Equity on public balance sheet	107,327	104,241	97,585
Goodwill and intangible assets	(16,098)	(17,313)	(17,272)
Eligible preference shares and participating securities	10,371	9,002	8,831
Accrued dividendC	(1,611)	(1,471)	(942)
Other adjustmentsA	(9,817)	(8,717)	(5,169)
Tier 1B	90,170	85,742	83,033
A.Fundamentally for non-computable non-controlling interests and deductions and reasonable filters in compliance with CRR.
B.Figures calculated by applying the transitional provisions of IFRS 9.
C.Assumes 25% of ordinary profit, see note 4.a for proposed distribution of results.

Note: Certain figures presented in this capital note have been rounded for ease of presentation. Consequently, the amounts corresponding to the rows or columns of totals in the tables presented in this note may not coincide with the arithmetic sum of the concepts or items that make up the total.

[1] Data calculated applying the transitional provisions of IFRS 9.
The following table shows the capital coefficients and a detail of the eligible internal resources of the Group:

Capital coefficients
EUR million
	2024	2023	2022
Level 1 ordinary eligible capital (EUR million)	79,800	76,741	74,202
Level 1 additional eligible capital (EUR million)	10,371	9,002	8,831
Level 2 eligible capital (EUR million)	18,418	16,497	14,359
Risk-weighted assets (EUR million)	624,503	623,731	609,266
Level 1 ordinary capital coefficient (CET 1)	12.78%	12.30%	12.18%
Level 1 additional capital coefficient (AT1)	1.66%	1.45%	1.45%
Level 1 capital coefficient (TIER1)	14.44%	13.75%	13.63%
Level 2 capital coefficient (TIER 2)	2.95%	2.64%	2.36%
Total capital coefficient	17.39%	16.39%	15.99%

Eligible capital
EUR million
	2024	2023	2022
Eligible capital
Common Equity Tier I	79,800	76,741	74,202
Capital	7,576	8,092	8,397
(-) Treasure shares and own shares financed	(1,694)	(2,847)	(60)
Share Premium	40,079	44,373	46,273
Reserves	76,608	68,721	62,246
Other retained earnings	(38,617)	(35,038)	(37,439)
Minority interests	8,479	6,899	7,416
Profit net of dividends	9,431	8,307	7,684
Deductions	(22,061)	(21,766)	(20,315)
Goodwill and intangible assets	(15,957)	(17,220)	(17,182)
Others	(6,104)	(4,546)	(3,133)
Additional Tier I	10,371	9,002	8,831
Eligible instruments AT1	9,725	8,461	8,344
AT1-excesses-subsidiaries	645	541	487
Tier II	18,418	16,497	14,359
Eligible instruments T2	18,869	17,101	14,770
Excess IRB provision on PE	—	76	—
T2-excesses - subsidiaries	(450)	(680)	(411)
Total eligible capital	108,589	102,240	97,392
Note: Banco Santander, S.A. and its affiliates had not taken part in any State aid programmes.

Schedule of leverage capital and ratios

EUR million
	2024	2023	2022
Leverage
Level 1 Capital	90,170	85,742	83,033
Exposure	1,885,572	1,826,922	1,750,626
Leverage Ratio	4.78%	4.69%	4.74%